Note 4 - Segment and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Year ended December 31, 2019
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	86,155	-	86,155
Advertising	68,813	-	68,813
Technology licensing and other revenue	-	22,110	22,110
Total revenue	154,968	22,110	177,078
Direct expenses:
Technology and platform fees	(796)	-	(796)
Content cost	(1,545)	-	(1,545)
Cost of inventory sold	-	(208)	(208)
Other cost of revenue	(301)	(11,389)	(11,690)
Marketing and distribution expenses	(64,685)	(198)	(64,883)
Credit loss expense	(448)	(129)	(577)
Total direct expenses	(67,775)	(11,924)	(79,699)
Contribution by segment	87,193	10,186	97,379
	Year ended December 31, 2020
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	84,180	-	84,180
Advertising	71,292	216	71,508
Technology licensing and other revenue	-	9,368	9,368
Total revenue	155,472	9,584	165,056
Direct expenses:
Technology and platform fees	(3,315)	-	(3,315)
Content cost	(4,312)	-	(4,312)
Cost of inventory sold	-	(700)	(700)
Other cost of revenue	140	(3,925)	(3,785)
Marketing and distribution expenses	(47,042)	(818)	(47,860)
Credit loss expense	(568)	(1,281)	(1,849)
Total direct expenses	(55,097)	(6,724)	(61,821)
Contribution by segment	100,375	2,860	103,235
	Year ended December 31, 2021
[US$ thousands]	Browser and News	Other	Total
Revenue from contracts with customers:
Search	121,961	-	121,961
Advertising	123,870	40	123,910
Technology licensing and other revenue	2,182	2,937	5,120
Total revenue	248,013	2,978	250,991
Direct expenses:
Technology and platform fees	(3,899)	(573)	(4,472)
Content cost	(3,712)	-	(3,712)
Cost of inventory sold	(5,506)	(1)	(5,507)
Marketing and distribution expenses	(120,385)	(559)	(120,944)
Credit loss expense	(557)	-	(557)
Total direct expenses	(134,059)	(1,132)	(135,191)
Contribution by segment	113,954	1,846	115,800

Reconciliation of contribution by segment to net income (loss) [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Contribution by segment	97,379	103,235	115,800
Other operating income	-	11,542	466
Personnel expenses including share-based remuneration (1)	(51,283)	(59,977)	(74,450)
Credit loss expense related to divested joint venture	-	(10,476)	-
Depreciation and amortization	(18,843)	(20,234)	(19,600)
Impairment of non-financial assets	-	-	(5,624)
Other operating expenses (1)	(27,791)	(26,538)	(22,802)
Share of net income (loss) of equity-accounted investees	(3,818)	2,005	(26,675)
Impairment of equity-accounted investee	-	-	(118,178)
Fair value gain on investments	37,900	24,000	116,561
Finance income	10,532	13,633	123
Finance expense	(655)	(516)	(6,912)
Foreign exchange gain (loss)	(25)	833	(1,814)
Profit (loss) before income taxes from continuing operations	43,396	37,507	(43,106)

Disclosure of disaggregation of revenue from contracts with customers [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Ireland	81,637	80,059	126,837
Singapore	2,335	5,901	24,440
Russia	17,265	15,239	16,156
Other locations	75,841	63,857	83,558
Total revenue	177,078	165,056	250,991
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Customer group 1	74,572	76,184	128,650
Customer group 2	17,758	16,281	18,494

Disclosure of other operating income [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Gain on disposal of subsidiaries	-	5,289	-
Gain on divestment of joint venture	-	2,063	-
Government granted VAT refund	-	4,030	-
Other items	-	160	466
Total other operating income	-	11,542	466